Cash segregated as deposits (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Cash segregated as deposits [Abstract]
Cash segregated as deposits	¥ 50,024	¥ 51,655
Deposits received	¥ 49,814	¥ 50,911